Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Employees maximum contribution to 401 (K) plan	$ 17,000
Maximum percentage of salary contribution to 401 (K) plan	100.00%
For participants over 50 years of age
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Employees maximum contribution to 401 (K) plan	$ 22,500